Statement of cash flows - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows
Cash receipts from customers		R 267,407	R 247,982	R 272,017
Cash paid to suppliers and employees	[1]	(225,437)	(200,179)	(219,696)
Cash generated by operating activities		41,970	47,803	52,321
Dividends received from equity accounted investments		1,410	3,211	1,639
Finance income received		2,300	2,818	3,211
Finance costs paid	[2]	(7,063)	(7,998)	(8,638)
Tax paid		(5,624)	(7,293)	(10,932)
Cash available from operating activities		32,993	38,541	37,601
Dividends paid	[3]		(28)	(7,633)
Dividends paid to non-controlling shareholders in subsidiaries		(513)	(205)	(217)
Cash retained from operating activities		32,480	38,308	29,751
Additions to non-current assets		(21,104)	(25,983)	(30,428)
additions to property, plant and equipment		(20,751)	(25,345)	(30,074)
additions to other intangible assets		(121)	(68)	(85)
decrease in capital project related payables		(232)	(570)	(269)
Cash contribution to equity accounted investments		(80)	(63)	(113)
Proceeds on disposals of equity accounted investments	[4]	126
Proceeds on disposals and scrappings		215	372	129
Proceeds from assets held for sale		52	53	9
Purchase of investments		(189)	(1,055)	(173)
Proceeds from sale of investments		108	946	69
Long-term receivables repaid		576	511	357
Long-term receivables granted		(1,188)	(431)	(298)
Increase in long-term restricted cash		(204)	(236)	(209)
Cash used in investing activities		(21,688)	(25,886)	(30,657)
Proceeds from long-term debt		18,579	471	30,692
Repayment of long-term debt		(23,651)	(14,060)	(35,468)
Payment of lease liabilities		(2,800)	(3,077)	(2,698)
Proceeds from short-term debt		3,977	3,613	2,691
Repayment of short-term debt		(3,397)	(3,556)	(2,183)
Cash used in financing activities		(7,292)	(16,609)	(6,966)
Translation effects on cash and cash equivalents		(1,363)	(26)	(633)
Increase/(decrease) in cash and cash equivalents		2,137	(4,213)	(8,505)
Cash and cash equivalents at the beginning of year		41,049	45,262	53,767
Cash and cash equivalents at the end of the year		R 43,186	R 41,049	R 45,262

[1]	Includes a R275 million cash-settled share-based payment (refer to note 32.1).
[2]	Included in finance costs paid are amounts capitalised to assets under construction a class of Property, plant and equipment (refer to note 16).
[3]	Decrease is as a result of no interim dividends declared in 2026 and 2025, no final dividends declared in 2025 compared to interim dividends declared in 2024.
[4]	Payment received on 30 June 2026 relating to contingent consideration from the Uzbekistan GTL LLC disposal.